QRAFT AI-ENHANCED U.S. LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Common Stocks — 99.7%	Shares	Fair Value
Communications — 9.2%
Airbnb, Inc., Class A(a)	159	$ 20,570
Alphabet, Inc., Class A	2,080	703,039
Booking Holdings, Inc.	12	60,022
Comcast Corporation, Class A	1,422	42,305
DoorDash, Inc., Class A(a)	150	30,693
Electronic Arts, Inc.	94	19,168
Expedia Group, Inc.	45	11,918
Fox Corporation, Class A	89	6,477
GoDaddy, Inc., Class A(a)	65	6,534
Match Group, Inc.	147	4,579
Meta Platforms, Inc., Class A	779	558,153
Omnicom Group, Inc.	125	9,630
Take-Two Interactive Software, Inc.(a)	70	15,421
VeriSign, Inc.	37	9,037
Walt Disney Company (The)	646	72,870
Warner Bros Discovery, Inc.(a)	921	25,364
		1,595,780
Consumer Discretionary — 10.6%
Amazon.com, Inc.(a)	3,481	833,003
Aptiv plc(a)	91	6,893
Carnival Corporation	451	13,539
Deckers Outdoor Corporation(a)	62	7,399
Domino's Pizza, Inc.	15	6,155
eBay, Inc.	174	15,872
Ford Motor Company	1,479	20,529
General Motors Company	346	29,064
Hasbro, Inc.	63	5,627
Hilton Worldwide Holdings, Inc.	87	25,970
Las Vegas Sands Corporation	258	13,604
Lowe's Companies, Inc.	205	54,747
Lululemon Athletica, Inc.(a)	45	7,853
Marriott International Inc, Class A	99	31,215
McDonald's Corporation	258	81,270
MGM Resorts International(a)	127	4,260
Norwegian Cruise Line Holdings Ltd.(a)	210	4,612
O'Reilly Automotive, Inc.(a)	313	30,802
Ralph Lauren Corporation	17	6,008
Ross Stores, Inc.	121	22,827
Tapestry, Inc.	81	10,280
Tesla, Inc.(a)	1,189	511,757
TJX Companies, Inc. (The)	403	60,374
TKO Group Holdings, Inc.	33	6,685
Ulta Beauty, Inc.(a)	18	11,652
Wynn Resorts Ltd.	54	5,802
Yum! Brands, Inc.	106	16,483
		1,844,282
Consumer Staples — 3.0%
Dollar General Corporation	86	12,335
Dollar Tree, Inc.(a)	80	9,407
Estee Lauder Companies, Inc. (The), Class A	98	11,297
Monster Beverage Corporation(a)	363	29,316
Philip Morris International, Inc.	562	100,845
Target Corporation	172	18,141
Tyson Foods, Inc., Class A	119	7,774
Walmart, Inc.	2,855	340,146
		529,261
Common Stocks — 99.7% (continued)	Shares	Fair Value
Energy — 3.2%
APA Corporation	170	$ 4,490
Baker Hughes Company	376	21,071
Chevron Corporation	726	128,429
Devon Energy Corporation	253	10,173
Exxon Mobil Corporation	1,514	214,079
First Solar, Inc.(a)	42	9,472
Halliburton Company	338	11,330
Kinder Morgan, Inc.	832	25,368
Marathon Petroleum Corporation	114	20,086
Phillips 66	152	21,821
SLB Ltd.	560	27,093
Targa Resources Corporation	82	16,480
Valero Energy Corporation	115	20,864
Williams Companies, Inc. (The)	453	30,469
		561,225
Financials — 11.7%
Aflac, Inc.	197	21,857
Allstate Corporation (The)	98	19,501
American Express Company	249	87,690
American International Group, Inc.	205	15,350
Ameriprise Financial, Inc.	35	18,452
Arch Capital Group Ltd.(a)	140	13,446
Assurant, Inc.	22	5,239
Bank of America Corporation	2,625	139,650
Bank of New York Mellon Corporation (The)	258	30,939
Berkshire Hathaway, Inc., Class B(a)	492	236,421
Blackrock, Inc.	56	62,661
Blackstone, Inc.	270	38,453
Capital One Financial Corporation	231	50,573
Charles Schwab Corporation (The)	645	67,028
Chubb Ltd.	144	44,577
Cincinnati Financial Corporation	62	9,975
Citigroup, Inc.	648	74,980
Citizens Financial Group, Inc.	172	10,833
CME Group, Inc.	133	38,445
Coinbase Global, Inc., Class A(a)	86	16,748
Everest Group Ltd.	18	5,963
Fifth Third Bancorp	258	12,957
Franklin Resources, Inc.	231	6,149
Globe Life, Inc.	36	5,048
Goldman Sachs Group, Inc. (The)	108	101,024
Hartford Insurance Group, Inc. (The)	107	14,451
Huntington Bancshares Inc	623	10,890
Intercontinental Exchange, Inc.	210	36,494
Invesco Ltd.	200	5,458
JPMorgan Chase & Company	984	300,995
KeyCorporation	442	9,512
KKR & Company, Inc.	326	37,249
Loews Corporation	84	8,868
M&T Bank Corporation	60	13,294
MetLife, Inc.	249	19,641
Morgan Stanley	574	104,928
Nasdaq, Inc.	215	20,831
Northern Trust Corporation	75	11,207
PNC Financial Services Group, Inc. (The)	145	32,379
Principal Financial Group, Inc.	90	8,525
Prudential Financial, Inc.	134	14,889

QRAFT AI-ENHANCED U.S. LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Common Stocks — 99.7% (continued)	Shares	Fair Value
Financials — 11.7% (continued)
Raymond James Financial, Inc.	77	$ 12,771
Regions Financial Corporation	352	10,032
State Street Corporation	108	14,133
Synchrony Financial	141	10,241
Travelers Companies, Inc. (The)	83	23,614
Truist Financial Corporation	478	24,579
US Bancorp	575	32,263
Wells Fargo & Company	1,132	102,435
Willis Towers Watson PLC	37	11,746
		2,025,384
Health Care — 10.2%
AbbVie, Inc.	635	141,611
Agilent Technologies, Inc.	109	14,590
Align Technology, Inc.(a)	32	5,217
Amgen, Inc.	195	66,667
Becton Dickinson and Company	107	21,772
Biogen, Inc.(a)	58	10,434
Bristol-Myers Squibb Company	746	41,067
Cardinal Health, Inc.	90	19,339
Cencora, Inc.	72	25,864
Centene Corporation(a)	201	8,707
Charles River Laboratories International, Inc.(a)	23	4,841
Cooper Companies, Inc. (The)(a)	83	6,755
CVS Health Corporation	466	34,726
Danaher Corporation	257	56,255
Dexcom, Inc.(a)	155	11,321
Edwards Lifesciences Corporation(a)	220	17,899
Elevance Health, Inc.	82	28,351
Eli Lilly & Company	339	351,594
GE HealthCare Technologies, Inc.	175	13,820
Gilead Sciences, Inc.	451	64,019
HCA Healthcare, Inc.	84	41,015
Henry Schein, Inc.(a)	56	4,227
Hologic, Inc.(a)	94	7,043
Humana, Inc.	47	9,174
IDEXX Laboratories, Inc.(a)	30	20,114
Incyte Corporation(a)	81	8,106
Insulet Corporation(a)	32	8,186
Intuitive Surgical, Inc.(a)	128	64,540
IQVIA Holdings, Inc.(a)	65	14,960
Johnson & Johnson	865	196,571
McKesson Corporation	45	37,404
Medtronic PLC	469	48,288
Merck & Company, Inc.	896	98,802
Mettler-Toledo International, Inc.(a)	8	10,986
Moderna, Inc.(a)	175	7,712
Molina Healthcare, Inc.(a)	24	4,310
Pfizer, Inc.	2,072	54,784
Regeneron Pharmaceuticals, Inc.	38	28,175
Solventum Corporation(a)	87	6,696
STERIS plc	39	10,241
Thermo Fisher Scientific, Inc.	136	78,691
Universal Health Services, Inc., Class B	29	5,837
Vertex Pharmaceuticals, Inc.(a)	93	43,701
Viatris, Inc.	496	6,493
Waters Corporation(a)	26	9,639
		1,770,544
Common Stocks — 99.7% (continued)	Shares	Fair Value
Industrials — 8.6%
3M Company	196	$ 30,019
Allegion plc	37	6,119
AMETEK, Inc.	87	19,486
Amphenol Corporation, Class A	445	64,116
Boeing Company (The)(a)	288	67,311
Caterpillar, Inc.	169	111,093
CH Robinson Worldwide, Inc.	49	9,553
CSX Corporation	694	26,205
Cummins, Inc.	51	29,520
Deere & Company	99	52,272
Delta Air Lines, Inc.	248	16,341
Dover Corporation	54	10,880
Eaton Corporation PLC	142	49,902
Emerson Electric Company	208	30,569
Expeditors International of Washington, Inc.	55	8,830
FedEx Corporation	88	28,358
GE Vernova, Inc.	99	71,911
Generac Holdings, Inc.(a)	35	5,881
General Dynamics Corporation	100	35,109
General Electric Company	380	116,580
Howmet Aerospace, Inc.	149	31,004
Hubbell, Inc.	21	10,247
Huntington Ingalls Industries, Inc.	17	7,149
Jacobs Solutions, Inc.	50	6,763
JB Hunt Transport Services, Inc.	39	7,906
Johnson Controls International plc	227	27,072
Keysight Technologies, Inc.(a)	67	14,494
L3Harris Technologies, Inc.	70	24,000
Lockheed Martin Corporation, Class B	85	53,909
Nordson Corporation	24	6,589
Norfolk Southern Corporation	84	24,464
Northrop Grumman Corporation	53	36,690
Old Dominion Freight Line, Inc.	81	14,029
Otis Worldwide Corporation	151	12,898
PACCAR, Inc.	197	24,213
Parker-Hannifin Corporation	46	43,049
Rockwell Automation, Inc.	43	18,131
Rollins, Inc.	189	11,971
RTX Corporation	484	97,250
Southwest Airlines Company	210	9,979
Stanley Black & Decker, Inc.	70	5,506
TE Connectivity plc	110	24,506
Textron, Inc.	75	6,605
TransDigm Group, Inc.	21	29,978
Trimble, Inc.(a)	98	6,625
Union Pacific Corporation	216	50,782
United Airlines Holdings, Inc.(a)	125	12,790
United Parcel Service, Inc., Class B	274	29,104
United Rentals, Inc.	24	18,769
Westinghouse Air Brake Technologies Corporation	66	15,189
WW Grainger, Inc.	18	19,439
		1,491,155
Materials — 1.1%
Albemarle Corporation	49	8,361
Avery Dennison Corporation	33	6,122
Ball Corporation	116	6,597
Corteva, Inc.	257	18,710

QRAFT AI-ENHANCED U.S. LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Common Stocks — 99.7% (continued)	Shares	Fair Value
Materials — 1.1% (continued)
Ecolab, Inc.	105	$ 29,608
Freeport-McMoRan, Inc.	533	32,103
Martin Marietta Materials, Inc.	23	14,995
Newmont Corporation	400	44,940
Nucor Corporation	88	15,639
Steel Dynamics, Inc.	58	10,415
		187,490
Real Estate — 0.8%
Camden Property Trust - REIT	48	5,234
CBRE Group, Inc., Class A(a)	113	19,247
Crown Castle, Inc. - REIT	167	14,497
Federal Realty Investment Trust - REIT	41	4,148
Host Hotels & Resorts, Inc. - REIT	305	5,652
Prologis, Inc. - REIT	340	44,390
SBA Communications Corporation, Class A - REIT	43	7,917
Simon Property Group, Inc. - REIT	122	23,340
Ventas, Inc. - REIT	181	14,058
		138,483
Technology — 39.9%+
Accenture PLC, Class A	224	59,055
Adobe, Inc.(a)	152	44,574
Advanced Micro Devices, Inc.(a)	586	138,724
Akamai Technologies, Inc.(a)	75	7,286
Analog Devices, Inc.	179	55,648
Apple, Inc.	4,984	1,293,247
Applied Materials, Inc.	287	92,506
Arista Networks, Inc.(a)	458	64,917
Autodesk, Inc.(a)	79	19,977
Broadcom, Inc.	1,695	561,553
Cadence Design Systems, Inc.(a)	101	29,932
Cisco Systems, Inc.	1,424	111,528
Cognizant Technology Solutions Corporation, Class A	185	15,181
Corning, Inc.	318	32,834
Corpay, Inc.(a)	28	8,810
Crowdstrike Holdings, Inc., Class A(a)	92	40,609
Dayforce, Inc.(a)	72	4,987
Dell Technologies, Inc., Class C	128	14,648
EPAM Systems, Inc.(a)	25	5,215
F5, Inc.(a)	25	6,890
Fair Isaac Corporation(a)	9	13,169
Fortinet, Inc.(a)	279	22,672
Garmin Ltd.	74	14,921
Global Payments, Inc.	98	7,031
Intel Corporation(a)	1,731	80,440
International Business Machines Corporation	337	103,358
Intuit, Inc.	101	50,391
Jabil, Inc.	43	10,199
Jack Henry & Associates, Inc.	32	5,735
KLA Corporation	48	68,541
Lam Research Corporation	454	105,991
Leidos Holdings, Inc.	57	10,732
Mastercard, Inc., Class A	320	172,412
Microchip Technology, Inc.	209	15,867
Micron Technology, Inc.	405	168,026
Microsoft Corporation	2,490	1,071,423
Monolithic Power Systems, Inc.	18	20,235
Common Stocks — 99.7% (continued)	Shares	Fair Value
Technology — 39.9%+ (continued)
Moody's Corporation	66	$ 34,027
MSCI, Inc.	29	17,667
NetApp, Inc.	90	8,672
NVIDIA Corporation	8,234	1,573,763
NXP Semiconductors N.V.	95	21,483
ON Semiconductor Corporation(a)	163	9,762
Oracle Corporation	1,031	169,682
Palantir Technologies, Inc., Class A(a)	821	120,350
QUALCOMM, Inc.	388	58,817
S&P Global, Inc.	110	58,057
Salesforce, Inc.	338	71,754
Seagate Technology Holdings PLC	82	33,431
Skyworks Solutions, Inc.	85	4,740
Synopsys, Inc.(a)	71	33,023
Teledyne Technologies Incorporated(a)	19	11,786
Teradyne, Inc.	61	14,704
Texas Instruments, Inc.	330	71,132
Western Digital Corporation	128	32,029
Workday, Inc., Class A(a)	81	14,226
Zebra Technologies Corporation, Class A(a)	22	5,170
		6,913,539
Utilities — 1.4%
AES Corporation (The)	328	4,805
American Electric Power Company, Inc.	200	23,955
Constellation Energy Corporation	114	31,999
DTE Energy Company	82	11,019
Edison International	155	9,653
Entergy Corporation	171	16,397
Evergy, Inc.	110	8,440
Eversource Energy	149	10,300
NextEra Energy, Inc.	757	66,541
NiSource, Inc.	220	9,744
NRG Energy, Inc.	81	12,363
PG&E Corporation	850	13,107
Vistra Corporation	127	20,110
		238,433

Total Common Stocks
(Cost $15,586,429)		17,295,576

Total Investments — 99.7%
(Cost $15,586,429)		17,295,576

Other Assets in Excess of Liabilities — 0.3%		48,679

Total Net Assets — 100.0%		$ 17,344,255

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.